Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable, net [Abstract]
Accounts receivable, gross					¥ 191,144	¥ 314,778
Less: allowance for doubtful receivables	¥ (57,342)	¥ (57,342)	¥ (31,214)		(58,791)	(57,342)
Accounts receivable, net				$ 20,432	¥ 132,353	¥ 257,436
Summary of allowance for doubtful accounts
Balance at beginning of the year	(57,342)	(31,214)	(5,716)
Additions charged to general and administrative expenses	¥ (1,449)	(26,246)	(31,987)
Write-off during the year		118	6,489
Balance at end of the year	¥ (58,791)	¥ (57,342)	¥ (31,214)